Segment information - Schedule of Operating Results per Geographic Segment (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	May 10, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			€ 17,320	€ 13,763	€ 10,606
Comparable operating profit			2,138	1,772	1,194
Items impacting comparability			(52)	(256)	(381)
Operating profit			2,086	1,516	813
Total finance costs, net			(114)	(129)	(111)
Non-operating items			(15)	(5)	(7)
Profit before taxes			1,957	1,382	695
Restructuring charges including accelerated depreciation			163	153	368
Other income		€ 96	96	0	0
Net income from reimbursements under insurance policies			11
Administrative expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Restructuring charges including accelerated depreciation			143	91	248
Coca-Cola Amatil Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on remeasuring to fair value before business combination	€ 48
Coca-Cola Amatil Limited | Administrative expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisition related costs				49
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			13,529	11,584	10,606
Comparable operating profit			1,670	1,500	1,194
Depreciation and amortisation expense			549	564	606
API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			3,791	2,179	0
Comparable operating profit			468	272	€ 0
Depreciation and amortisation expense			€ 223	€ 162